RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

Net amounts due to related parties consisted of the following as of September 30, 2025 and 2024:

		As of September 30,
Accounts	Name of related parties	2025	2024
Related party payables	Shareholder, HUANG Jian Cong	$-	$71,740
Related party payables	Affiliates of the Company	13,064	145,166
Related party receivables	Shareholder, HUANG Jian Cong	177,658	-

Related party payables represented unsecured and interest free borrowings between the Company and Huang Jiancong and other related parties to the Company. For the years ended September 30, 2025 and 2024, the Company had outstanding loans with total amount of $nil and $71,740 from its shareholder, HUANG Jian Cong.

Related party receivables represented unsecured and interest free borrowings between the Company and Huang Jiancong. For the years ended September 30, 2025, the Company had outstanding advance to Huang Jianxong with amount of $177,658, and the amount was subsequently repaid.